OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)
The Group [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	£ 5,552	[1]
Exchange and other adjustments	152
Provisions applied	(3,698)
Charge for the year	2,019
Ending Balance	4,025
The Group [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	5,309
Ending Balance
The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	243
Ending Balance
The Bank [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	2,699
Exchange and other adjustments	99
Provisions applied	(1,896)
Charge for the year	1,017
Ending Balance	1,919	[1]
The Bank [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	2,593
Ending Balance
The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	106
Ending Balance
Provision for credit commitments [member] | The Group [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	273
Exchange and other adjustments	(11)
Charge for the year	(72)
Ending Balance	190
Provision for credit commitments [member] | The Group [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	30
Ending Balance
Provision for credit commitments [member] | The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	243
Ending Balance
Provision for credit commitments [member] | The Bank [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	124
Exchange and other adjustments	(2)
Charge for the year	(46)
Ending Balance	76
Provision for credit commitments [member] | The Bank [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	18
Ending Balance
Provision for credit commitments [member] | The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	106
Ending Balance
Payment Protection Insurance [member] | The Group [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Exchange and other adjustments	130
Provisions applied	(2,099)
Charge for the year	1,395
Ending Balance	2,201
Payment Protection Insurance [member] | The Group [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	2,775
Ending Balance
Payment Protection Insurance [member] | The Bank [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions applied	(1,057)
Charge for the year	628
Ending Balance	919
Payment Protection Insurance [member] | The Bank [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	1,348
Ending Balance
Other regulatory provisions [member] | The Group [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	1,084
Provisions applied	(938)
Charge for the year	561
Ending Balance	707
Other regulatory provisions [member] | The Group [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	1,084
Ending Balance
Other regulatory provisions [member] | The Bank [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Exchange and other adjustments	2
Provisions applied	(302)
Charge for the year	311
Ending Balance	253
Other regulatory provisions [member] | The Bank [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	242
Ending Balance
Vacant leasehold property [member] | The Group [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions applied	(44)
Charge for the year	50
Ending Balance	62
Vacant leasehold property [member] | The Group [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	56
Ending Balance
Vacant leasehold property [member] | The Bank [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions applied	(14)
Charge for the year	17
Ending Balance	37
Vacant leasehold property [member] | The Bank [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	34
Ending Balance
Miscellaneous other provisions [member] | The Group [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Exchange and other adjustments	33
Provisions applied	(617)
Charge for the year	85
Ending Balance	865
Miscellaneous other provisions [member] | The Group [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	1,364
Ending Balance
Miscellaneous other provisions [member] | The Bank [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Exchange and other adjustments	99
Provisions applied	(523)
Charge for the year	107
Ending Balance	634
Miscellaneous other provisions [member] | The Bank [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	£ 951
Ending Balance

[1]	See note 50.